Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Detail)	Dec. 31, 2019 ARS ($)
Disclosure of minimum capital requirements [line items]
Minimum capital requirements	$ 29,557,658
Computable equity	98,566,427
Capital surplus	$ 69,008,769